Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Outstanding Debt

	2017		2016
	Principal	Carrying	Principal	Carrying
	outstanding	amount	outstanding	amount
Short-term debt	62	62	33	33

Long-term debt
Senior secured borrowings:
Revolving credit facilities	122	122	—	—
Term loan facilities
U.S. dollar at LIBOR plus 1.50% due 2022	741	735	654	649
Euro at EURIBOR plus 1.50% due 2022[1]	324	324	61	61
Farm credit facility at LIBOR plus 2.00% due 2019	—	—	351	347
Senior notes and debentures:
€650 at 4.0% due 2022	781	774	684	676
U. S. dollar at 4.50% due 2023	1,000	992	1,000	991
€600 at 2.625% due 2024	720	713	631	623
€600 at 3.375% due 2025	720	711	631	622
U.S. dollar at 4.25% due 2026	400	393	400	393
U.S. dollar at 7.375% due 2026	350	347	350	347
U.S. dollar at 7.50% due 2096	40	40	45	45
Other indebtedness in various currencies
Fixed rate with rates in 2017 from 3.94% to 7.5% due through 2036	96	96	122	122
Variable rate with average rates in 2017 of 2.81% due through 2019	5	5	2	2
Capital lease obligations	29	29	—	—
Total long-term debt	5,328	5,281	4,931	4,878
Less: current maturities	(64)	(64)	(162)	(161)
Total long-term debt, less current maturities	$5,264	$5,217	$4,769	$4,717

(1) €270 and €58 at December 31, 2017 and 2016.

Schedule of Weighted Average Interest Rates	The weighted average interest rates were as follows:

	2017	2016	2015
Short-term debt	1.4%	2.7%	3.0%
Revolving credit facilities	3.3%	3.8%	4.4%